Joint Ventures - Narrative (Details) $ in Thousands				3 Months Ended		12 Months Ended		60 Months Ended
	Dec. 19, 2023 USD ($)	Dec. 18, 2023 USD ($)	Feb. 09, 2021 USD ($) subsidiary	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2017	Dec. 31, 2025 USD ($)
Disclosure of joint ventures [line items]
Number of subsidiaries | subsidiary			2
Sichuan SQM Migao Chemical Fertilizers Co Ltd.
Disclosure of joint ventures [line items]
Sales contracts and interest in the joint venture			$ 11,500
Mt Holland
Disclosure of joint ventures [line items]
Ownership Interest, percentage							50.00%
Contribution towards projects in joint operations						$ 720,600
Pending contribution towards investment						$ 124,000
Mt Holland | Forecast
Disclosure of joint ventures [line items]
Other cash payments to acquire interests in joint ventures, classified as investing activities								$ 700,000
Production capacity, metric tons								50
SQM Vitas Brasil | SQM Vitas Fzco
Disclosure of joint ventures [line items]
Share of ownership in associates	100.00%
Profit loss from sale of interests in associates	$ 2,600
Dividends received from joint ventures, classified as investing activities		$ 14,282
SQM Vitas Fzco
Disclosure of joint ventures [line items]
Dividends received from joint ventures, classified as investing activities		$ 12,500
Pirra Lithium Pty Ltd.
Disclosure of joint ventures [line items]
Other cash payments to acquire interests in joint ventures, classified as investing activities					$ 3,544
Share of ownership in associates					37.50%	37.50%
SQM Vitas Perú S.A.C.
Disclosure of joint ventures [line items]
Share of ownership in associates						50.00%
SQM Vitas Perú S.A.C. | SQM Vitas Fzco | Forecast
Disclosure of joint ventures [line items]
Other cash payments to acquire interests in joint ventures, classified as investing activities				$ 5,000
Share of ownership in associates				50.00%